Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000028102
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028099
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	23.57%	11.65%	9.31%
C000028101
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	27.07%	11.78%	8.97%
C000028105
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000135457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000028102
Average Annual Return [Line Items]
Average Annual Return, Percent	29.34%	12.91%	10.07%
Without Sales Load [Member] | C000028099
Average Annual Return [Line Items]
Average Annual Return, Percent	29.04%	12.62%	9.79%
Without Sales Load [Member] | C000028101
Average Annual Return [Line Items]
Average Annual Return, Percent	28.07%	11.78%	8.97%
Without Sales Load [Member] | C000028105
Average Annual Return [Line Items]
Average Annual Return, Percent	29.30%	12.85%	10.03%
Without Sales Load [Member] | C000135457
Average Annual Return [Line Items]
Average Annual Return, Percent	29.39%	12.97%	10.14%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	13.35%